Property and Equipment, Net (Details) - Schedule of Composition of Assets Grouped by Major Classification - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost	$ 5,295	$ 5,125
Accumulated depreciation:
Accumulated depreciation	4,497	4,115
Property, Plant and Equipment, Net	798	1,010
Computers and electronic equipment [Member]
Cost:
Cost	4,553	4,399
Accumulated depreciation:
Accumulated depreciation	4,107	3,786
Office furniture and equipment [Member]
Cost:
Cost	422	412
Accumulated depreciation:
Accumulated depreciation	229	200
Leasehold improvements [Member]
Cost:
Cost	320	314
Accumulated depreciation:
Accumulated depreciation	$ 161	$ 129